SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts	$ 44,600		$ 44,600		$ 102,061	$ 65,000
Advertising Costs			398,750	$ 306,468	614,061	525,533
Recurring revenues			5,415,913	3,333,814	7,400,659	7,206,156
Non recurring revenues			395,350	362,705	750,928	781,746
Fair value and impairment					105,676
Working Capital Deficit	(11,496,812)		(11,496,812)		(5,367,985)
Operating loss	(7,487,807)	$ (2,108,588)	(10,529,992)	$ (3,459,646)	(10,276,602)	(4,802,106)
Accumulated deficit	$ (131,553,141)		$ (131,553,141)		$ (115,038,758)	$ (82,861,960)
Computer Equipment [Member]
Estimated useful lives of the assets					3 years
leasehold improvements [Member]
Estimated useful lives of the assets					5 years
computer software [Member]
Estimated useful lives of the assets					3 years
Office furniture and fixtures [Member] | Minimum [Member]
Estimated useful lives of the assets					4 years
Office furniture and fixtures [Member] | Maximum [Member]
Estimated useful lives of the assets					7 years
vehicles [Member]
Estimated useful lives of the assets					3 years